GoodWill	12 Months Ended
Dec. 31, 2020
Goodwill [Abstract]
GOODWILL
8.	GOODWILL

Goodwill consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Beginning Balance	1,419,018	1,533,485
Acquisitions	114,467	-
Ending Balance	1,533,485	1,533,485

The Group has three operating segments as of December 31, 2020. The carrying amount of goodwill allocated to co-working space, marketing and branding and others reporting units as of December 31, 2020 was RMB1,131,154, RMB133,523 and RMB268,808, respectively.